CUSTOMER FRAUD LOSS	12 Months Ended
Sep. 30, 2015
CUSTOMER FRAUD LOSS
CUSTOMER FRAUD LOSS

23.CUSTOMER FRAUD LOSS

Subsequent to September 30, 2013, management uncovered an elaborate fraud perpetrated against the Bank by one of its commercial loan customers.  The customer, who purported to be in the business of leasing equipment, created false documentation to purchase assets that did not exist and were the subject of fictitious leases.  The Company’s total exposure to the customer at September 30, 2013 consisted of an aggregate outstanding loan balance of $7.0 million, less collateral of $631,000 that was in the Bank’s possession.  As a result, the Company recorded a charge-off totaling $6.4 million effective September 30, 2013, which represented the entire amount of the exposure that was determined to be unsecured as a result of the fraud.

The Company pursued an insurance claim for this loss under its fidelity bond, which carries a maximum limit of $5 million subject to certain adjustments.  During 2015 the Company received $2.0 million from its insurance carrier, representing the final recovery of the loss.  The recovery was recorded in non-interest income in the audited consolidated financial statement of operations.